Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value of assets and liabilities
	As at December 31, 2019		As at December 31, 2018		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Amortized costs fair value measurements
Accounts receivable	3,770	3,770	7,620	7,620	3	9
Notes receivable from related parties	-	-	8	8	3	40
Notes receivable, noncurrent	23	23	-	-	3	12
Equity securities, at cost	7,000	7,000	7,000	7,000	3	19
Accounts payable	10,713	10,713	12,917	12,917	3	21
Notes payable	4,104	4,104	6,797	6,797	3	22
Convertible note payable, current	3,226	3,226	-	-	3	24
Convertible note payable, noncurrent	-	-	23,940	23,940	3	24
Recurring fair value measurements
Equity securities, at fair value	756	756	857	857	1	13
Derivative liabilities, current	44	44	-	-	3	6

Derivative liabilities
Derivative liabilities	USD'000
Balance as at December 31, 2017	-
Balance as at December 31, 2018	-
Fair value of the derivative instrument (conversion option)	258
Gain on derivative recognized as a separate line in the statement of loss	(214)
Balance as at December 31, 2019	44